Document and Entity Information	Dec. 31, 2023
Risk/Return:
Registrant CIK	0000792394
Period End Date	Dec. 31, 2023
SEC Form	485BPOS
Entity Inv Company Type	N-1A
Registrant Name	VOLUMETRIC FUND INC
Prospectus Date	Apr. 22, 2024
Document Effective Date	Apr. 22, 2024
Document Creation Date	Apr. 22, 2024
Amendment Flag	false